Other disclosures - Foreclosed real estate assets (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property [line items]
Investments accounted for using equity method	€ 7,191	€ 7,277
Foreclosed properties | Spain
Disclosure of detailed information about investment property [line items]
Investments accounted for using equity method	23
Foreclosed equity instruments | Spain
Disclosure of detailed information about investment property [line items]
Investments accounted for using equity method	€ 9